T. ROWE PRICE New Horizons Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  93.9%
COMMUNICATION SERVICES  1.5%
Diversified Telecommunication Services  0.1%
AST SpaceMobile (1) 147,200 7,224
GCI Liberty, Class A, EC (1)(2) 6,047,898 —
Globalstar (1) 211,400 7,693
14,917
Entertainment  0.9%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 —
Liberty Media Corp-Liberty Live, Class C (1) 550,607 53,392
Madison Square Garden Sports (1) 262,319 59,546
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 496
Roku (1) 226,900 22,720
136,154
Interactive Media & Services  0.1%
ZoomInfo Technologies (1) 1,770,804 19,319
19,319
Media  0.4%
Magnite (1) 1,199,698 26,130
New York Times, Class A  623,731 35,802
61,932
Total Communication Services 232,322
CONSUMER DISCRETIONARY  8.5%
Automobile Components  1.3%
Dorman Products (1) 214,332 33,410
Modine Manufacturing (1) 755,308 107,374
Patrick Industries  391,905 40,535
181,319
Broadline Retail  0.2%
Etsy (1) 214,300 14,227
Global-e Online (1) 370,900 13,264
Ollie's Bargain Outlet Holdings (1) 68,659 8,816
36,307
Diversified Consumer Services  1.0%
Bright Horizons Family Solutions (1) 134,612 14,615
Coursera (1) 1,121,500 13,133
Frontdoor (1) 589,913 39,695
Grand Canyon Education (1) 185,255 40,667

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Stride (1) 217,326 32,369
140,479
Hotels, Restaurants & Leisure  3.2%
Cava Group (1) 810,711 48,975
Dutch Bros, Class A (1) 1,395,628 73,047
Life Time Group Holdings (1) 1,594,731 44,014
Planet Fitness, Class A (1) 948,127 98,416
Sportradar Group, Class A (1) 869,830 23,398
Super Group SGHC  287,700 3,798
Sweetgreen, Class A (1) 2,709,788 21,624
Viking Holdings (1) 847,967 52,710
Wingstop  377,284 94,955
460,937
Household Durables  0.5%
Cavco Industries (1) 25,200 14,634
Installed Building Products  261,282 64,448
79,082
Leisure Products  0.4%
Peloton Interactive, Class A (1) 6,358,965 57,231
57,231
Specialty Retail  1.1%
American Eagle Outfitters  569,853 9,750
Boot Barn Holdings (1) 350,787 58,133
Floor & Decor Holdings, Class A (1) 804,697 59,306
Urban Outfitters (1) 124,069 8,862
Warby Parker, Class A (1) 772,664 21,310
157,361
Textiles, Apparel & Luxury Goods  0.8%
Birkenstock Holding (1) 1,298,895 58,775
Kontoor Brands  372,108 29,683
On Holding, Class A (1) 633,751 26,839
115,297
Total Consumer Discretionary 1,228,013
CONSUMER STAPLES  0.6%
Beverages  0.1%
Vita Coco (1) 290,000 12,316
12,316
Food Products  0.1%
Cal-Maine Foods  149,150 14,035

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $14,240 (1)(2)(3) 588,894 —
14,035
Personal Care Products  0.3%
elf Beauty (1) 291,123 38,568
38,568
Tobacco  0.1%
Turning Point Brands  131,697 13,020
13,020
Total Consumer Staples 77,939
ENERGY  4.2%
Energy Equipment & Services  2.5%
Archrock  272,700 7,175
Expro Group Holdings (1) 2,579,119 30,640
Kodiak Gas Services  611,210 22,597
Solaris Energy Infrastructure  428,300 17,119
TechnipFMC  3,576,840 141,106
Tidewater (1) 522,974 27,890
Weatherford International  1,619,142 110,798
357,325
Oil, Gas & Consumable Fuels  1.7%
Energy Fuels (1) 1,991,100 30,563
PBF Energy, Class A  1,283,308 38,717
Permian Resources  4,294,355 54,968
Uranium Energy (1) 6,914,364 92,238
Viper Energy, Class A  746,153 28,518
245,004
Total Energy 602,329
FINANCIALS  7.5%
Banks  1.3%
Coastal Financial (1) 65,207 7,054
Columbia Banking System  1,680,628 43,259
CRB Group, Acquisition Date: 8/26/25, Cost $2,322 (1)(2)(3) 35,725 2,322
Fulton Financial  1,788,018 33,311
Popular  345,430 43,873
Western Alliance Bancorp  747,396 64,814
194,633
Capital Markets  2.8%
Evercore, Class A  63,500 21,420
Galaxy Digital, Class A (1) 3,629,351 122,708

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Hamilton Lane, Class A  7,785 1,049
Houlihan Lokey  191,813 39,383
Miami International Holdings (1) 197,746 7,961
Moelis, Class A  440,402 31,410
Morningstar  27,818 6,454
StepStone Group, Class A  1,048,968 68,508
StoneX Group (1) 476,312 48,069
TPG  848,606 48,753
WisdomTree  519,900 7,227
402,942
Consumer Finance  0.6%
Enova International (1) 117,500 13,523
FirstCash Holdings  370,588 58,708
Upstart Holdings (1) 390,250 19,825
92,056
Financial Services  2.4%
Affirm Holdings (1) 82,300 6,015
Corpay (1) 73,993 21,314
Klarna Group (1) 70,125 2,570
Marqeta, Class A (1) 11,192,247 59,095
Mr. Cooper Group  203,038 42,798
PennyMac Financial Services  344,737 42,706
Remitly Global (1) 440,700 7,183
StoneCo, Class A (1) 1,374,600 25,994
Toast, Class A (1) 2,512,566 91,734
Voya Financial  388,938 29,093
Wise, Class A (GBP) (1) 1,160,529 16,178
344,680
Insurance  0.4%
Goosehead Insurance, Class A  149,309 11,111
Lemonade (1) 315,100 16,867
Neptune Insurance Holdings, Class A (1) 384,089 7,298
RenaissanceRe Holdings  91,025 23,114
Root, Class A (1) 70,000 6,266
64,656
Total Financials 1,098,967
HEALTH CARE  21.1%
Biotechnology  11.7%
Abivax, ADR (1) 70,170 5,957
Agios Pharmaceuticals (1) 148,687 5,968
Akero Therapeutics (1) 1,120,534 53,203

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Alnylam Pharmaceuticals (1) 250,883 114,403
AnaptysBio (1) 187,750 5,749
Arcellx (1) 351,941 28,894
Argenx, ADR (1) 283,734 209,271
Ascendis Pharma, ADR (1) 335,295 66,660
Avidity Biosciences (1) 2,621,852 114,234
Bridgebio Pharma (1) 77,657 4,034
Caris Life Sciences (1) 251,281 7,601
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $42,693 (1)(3) 2,849,221 86,189
Celldex Therapeutics (1) 538,681 13,936
Centessa Pharmaceuticals, ADR (1) 245,618 5,956
Cytokinetics (1) 400,334 22,002
Denali Therapeutics (1) 559,645 8,126
Disc Medicine (1) 363,698 24,033
Dyne Therapeutics (1) 410,725 5,196
Exact Sciences (1) 138,800 7,594
Generation Bio (1) 230,336 1,410
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Ideaya Biosciences (1) 527,687 14,358
Immuneering, Class A (1) 478,454 3,349
Insmed (1) 1,155,625 166,422
Ionis Pharmaceuticals (1) 474,154 31,019
Janux Therapeutics (1) 254,765 6,226
Kymera Therapeutics (1) 1,848,859 104,645
Madrigal Pharmaceuticals (1) 93,778 43,012
Merus (1) 204,076 19,214
Mirum Pharmaceuticals (1) 548,132 40,184
Monte Rosa Therapeutics (1) 1,707,266 12,651
Natera (1) 842,021 135,540
Nuvalent, Class A (1) 439,963 38,048
ORIC Pharmaceuticals (1) 625,523 7,506
Praxis Precision Medicines (1) 201,460 10,677
Replimune Group (1) 2,410,542 10,100
Revolution Medicines (1) 540,707 25,251
Revolution Medicines, Warrants, 11/14/28 (1) 302,672 91
Rhythm Pharmaceuticals (1) 388,619 39,247
Ring Therapeutics, Acquisition Date: 4/12/21, Cost $13,087 (1)
(2)(3) 284,498 1,309

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Scholar Rock Holding (1) 2,331,072 86,809
Soleno Therapeutics (1) 416,647 28,165
TG Therapeutics (1) 247,535 8,942
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (1)(2)(3) 60,777 443
Ultragenyx Pharmaceutical (1) 193,086 5,808
uniQure (1) 105,900 6,181
Vera Therapeutics (1) 889,213 25,841
Viridian Therapeutics (1) 878,532 18,959
Zenas Biopharma (1) 230,800 5,124
1,685,537
Health Care Equipment & Supplies  1.7%
iRhythm Technologies (1) 211,730 36,415
Kestra Medical Technologies (1) 740,115 17,585
LeMaitre Vascular  163,821 14,336
Masimo (1) 302,585 44,646
Penumbra (1) 452,312 114,580
TransMedics Group (1) 175,979 19,745
247,307
Health Care Providers & Services  4.4%
Alignment Healthcare (1) 2,397,921 41,844
BrightSpring Health Services (1) 3,202,393 94,663
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)(3) 617,863 797
Concentra Group Holdings Parent  2,088,683 43,716
Encompass Health  359,010 45,602
Ensign Group  414,095 71,543
GeneDx Holdings (1) 124,903 13,457
Guardant Health (1) 1,274,489 79,630
HealthEquity (1) 551,292 52,246
Hims & Hers Health (1) 1,550,408 87,939
Oscar Health, Class A (1) 1,426,216 26,998
RadNet (1) 984,435 75,024
633,459
Health Care Technology  1.0%
Doximity, Class A (1) 304,700 22,289
HeartFlow (1) 241,394 8,125
Veeva Systems, Class A (1) 371,250 110,599
141,013
Life Sciences Tools & Services  1.5%
Adaptive Biotechnologies (1) 648,700 9,705
Bio-Techne  1,833,522 101,999

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Repligen (1) 387,778 51,834
Sartorius Stedim Biotech (EUR)  146,477 29,851
Tempus AI (1) 208,636 16,839
210,228
Pharmaceuticals  0.8%
Axsome Therapeutics (1) 233,732 28,387
Crinetics Pharmaceuticals (1) 1,670,860 69,591
MediWound (1) 160,327 2,889
WaVe Life Sciences (1) 1,450,466 10,618
111,485
Total Health Care 3,029,029
INDUSTRIALS & BUSINESS SERVICES  23.7%
Aerospace & Defense  3.8%
AeroVironment (1) 143,400 45,155
Archer Aviation, Class A (1) 1,550,200 14,851
BWX Technologies  261,394 48,193
Curtiss-Wright  57,146 31,027
Firefly Aerospace (1) 170,506 4,999
Karman Holdings (1) 704,598 50,872
Kratos Defense & Security Solutions (1) 1,176,811 107,525
Leonardo DRS  1,203,619 54,644
Loar Holdings (1) 552,541 44,203
Mercury Systems (1) 545,276 42,205
Moog, Class A  212,791 44,191
StandardAero (1) 457,358 12,481
VSE  308,853 51,344
551,690
Building Products  0.7%
Trex (1) 417,789 21,587
Zurn Elkay Water Solutions  1,617,259 76,060
97,647
Commercial Services & Supplies  0.3%
Casella Waste Systems, Class A (1) 173,273 16,440
MSA Safety  85,690 14,745

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Pitney Bowes  1,323,164 15,097
46,282
Construction & Engineering  2.3%
API Group (1) 3,441,396 118,281
Construction Partners, Class A (1) 525,305 66,714
Dycom Industries (1) 193,245 56,381
Granite Construction  66,300 7,270
Sterling Infrastructure (1) 229,683 78,018
326,664
Electrical Equipment  3.2%
Acuity  140,916 48,530
American Superconductor (1) 242,700 14,414
Array Technologies (1) 2,962,808 24,147
Bloom Energy, Class A (1) 1,515,706 128,183
Eos Energy Enterprises (1) 1,428,200 16,267
Hubbell  280,039 120,504
NEXTracker, Class A (1) 839,877 62,142
nVent Electric  230,200 22,707
Shoals Technologies Group, Class A (1) 2,703,746 20,035
456,929
Ground Transportation  1.0%
Lyft, Class A (1) 519,600 11,436
Old Dominion Freight Line  518,626 73,012
Saia (1) 196,816 58,919
143,367
Industrial Conglomerates  0.3%
Roper Technologies  88,576 44,172
44,172
Machinery  5.0%
Atmus Filtration Technologies  1,328,383 59,897
Enpro  163,729 37,003
Esab  1,268,509 141,743
IDEX  137,112 22,316
Ingersoll Rand  1,057,139 87,341
Middleby (1) 239,013 31,772
Mueller Industries  73,000 7,381
RBC Bearings (1) 332,010 129,580
SPX Technologies (1) 372,600 69,594
Toro  679,496 51,778
Watts Water Technologies, Class A  292,230 81,614
720,019

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Passenger Airlines  0.1%
Joby Aviation (1) 975,380 15,743
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
15,743
Professional Services  5.2%
Booz Allen Hamilton Holding  305,321 30,517
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (1)
(2)(3)(4) 2,653,566 16,293
Dayforce (1) 6,320,408 435,413
FTI Consulting (1) 179,465 29,011
Innodata (1) 164,000 12,639
Legalzoom.com (1) 683,200 7,092
Paylocity Holding (1) 664,809 105,884
Planet Labs PBC (1) 1,221,200 15,851
Robert Half  220,097 7,479
UL Solutions, Class A  534,657 37,886
Upwork (1) 2,769,494 51,429
749,494
Trading Companies & Distributors  1.8%
Diploma (GBP)  346,235 24,782
SiteOne Landscape Supply (1) 1,526,851 196,658
Xometry, Class A (1) 621,108 33,832
255,272
Total Industrials & Business Services 3,407,279
INFORMATION TECHNOLOGY  22.1%
Communications Equipment  0.5%
Calix (1) 758,006 46,519
Ondas Holdings (1) 943,300 7,282
Viavi Solutions (1) 1,195,652 15,173
68,974
Electronic Equipment, Instruments & Components  3.3%
Bel Fuse, Class B  110,514 15,585
Belden  401,431 48,280
Cognex  387,000 17,531
Fabrinet (1) 300,888 109,710
Itron (1) 152,937 19,050

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Mirion Technologies (1) 454,221 10,565
Novanta (1) 357,521 35,806
Red Cat Holdings (1) 712,700 7,376
Teledyne Technologies (1) 372,504 218,302
482,205
IT Services  0.4%
Applied Digital (1) 1,658,942 38,056
Globant (1) 212,269 12,180
Wix.com (1) 41,300 7,336
57,572
Semiconductors & Semiconductor Equipment  7.6%
Credo Technology Group Holding (1) 1,157,838 168,593
Entegris  1,552,499 143,544
FormFactor (1) 397,000 14,459
Impinj (1) 126,382 22,844
Lattice Semiconductor (1) 3,557,486 260,835
MACOM Technology Solutions Holdings (1) 766,068 95,368
Monolithic Power Systems  130,690 120,318
Onto Innovation (1) 167,300 21,618
Rambus (1) 842,792 87,819
Rigetti Computing (1) 2,332,987 69,500
SiTime (1) 220,900 66,559
SkyWater Technology (1) 280,500 5,234
Teradyne  180,297 24,816
1,101,507
Software  9.8%
Alarm.com Holdings (1) 256,837 13,633
Appfolio, Class A (1) 148,100 40,825
Aurora Innovation (1) 1,171,082 6,312
BILL Holdings (1) 1,303,439 69,043
BitMine Immersion Technologies (1) 297,600 15,454
CCC Intelligent Solutions Holdings (1) 721,414 6,572
Clearwater Analytics Holdings, Class A (1) 1,227,117 22,113
Commvault Systems (1) 197,099 37,208
Core Scientific (1) 2,008,855 36,039
Datadog, Class A (1) 862,970 122,887
Descartes Systems Group (1) 761,118 71,720
D-Wave Quantum (1) 2,408,749 59,520
Figma, Class A (1) 90,623 4,701
Gitlab, Class A (1) 754,121 33,996
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)
(3) 2,129,852 54,311

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
HubSpot (1) 207,876 97,244
Intapp (1) 571,776 23,386
InterDigital  210,875 72,800
JFrog (1) 1,343,651 63,595
Life360 (1) 69,200 7,356
Manhattan Associates (1) 135,556 27,786
Monday.com (1) 320,332 62,045
nCino (1) 961,857 26,076
PAR Technology (1) 185,206 7,331
Procore Technologies (1) 1,225,863 89,390
Rubrik, Class A (1) 539,969 44,413
Samsara, Class A (1) 1,840,248 68,549
ServiceTitan, Class A (1) 619,910 62,506
SoundHound AI, Class A (1) 3,291,676 52,930
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)
(3) 657,558 3,505
Terawulf (1) 2,569,100 29,339
Workiva (1) 659,654 56,783
Zeta Global Holdings, Class A (1) 1,503,600 29,877
1,419,245
Technology Hardware, Storage & Peripherals  0.5%
IonQ (1) 1,279,371 78,681
78,681
Total Information Technology 3,208,184
MATERIALS  2.8%
Chemicals  0.1%
ASP Isotopes (1) 684,559 6,586
PureCycle Technologies (1) 1,005,723 13,225
19,811
Construction Materials  0.1%
Knife River (1) 267,146 20,535
20,535
Metals & Mining  2.5%
Artemis Gold (CAD) (1) 2,368,035 62,089
Coeur Mining (1) 1,171,600 21,979
Hecla Mining  1,310,400 15,856
MP Materials (1) 422,104 28,311
OR Royalties (CAD)  1,805,304 72,357
Reliance  245,417 68,921
Royal Gold  332,143 66,621

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Warrior Met Coal  395,458 25,167
361,301
Paper & Forest Products  0.1%
Louisiana-Pacific  176,179 15,652
15,652
Total Materials 417,299
REAL ESTATE  1.8%
Real Estate Management & Development  1.6%
Colliers International Group  337,942 52,790
Cushman & Wakefield (1) 1,517,350 24,156
eXp World Holdings  259,700 2,769
FirstService  460,875 87,792
Jones Lang LaSalle (1) 215,338 64,231
231,738
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  660,842 14,737
14,737
Specialized Real Estate Investment Trusts  0.1%
CubeSmart, REIT  448,254 18,226
18,226
Total Real Estate 264,701
UTILITIES  0.1%
Electric Utilities  0.1%
Oklo (1) 74,100 8,272
Total Utilities 8,272
Total Common Stocks (Cost $10,525,405) 13,574,334
CONVERTIBLE PREFERRED STOCKS  4.4%
COMMUNICATION SERVICES  0.0%
Entertainment  0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)
(3) 2,632,810 —
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)
(2)(3) 1,375,830 674
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)
(2)(3) 2,337,940 1,543
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)
(2)(3) 682,712 491

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)
(3) 884,802 434
3,142
Media  0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 2,326
2,326
Total Communication Services 5,468
CONSUMER DISCRETIONARY  0.2%
Hotels, Restaurants & Leisure  0.2%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 2,629
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 6,322
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 8,121
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 1,587
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 7,682
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 2,730
Total Consumer Discretionary 29,071
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17
- 7/31/20, Cost $3,161 (1)(2)(3) 131,054 —
Farmers Business Network, Series F, Acquisition Date: 11/3/17
- 7/31/20, Cost $2,036 (1)(2)(3) 83,889 —
Total Consumer Staples —
FINANCIALS  0.2%
Capital Markets  0.2%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 10,701
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,187 (1)(2)(3)(5) 24,002 10,701
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 1,886
Total Financials 23,288

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  1.5%
Biotechnology  0.9%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (1)(2)(3) 1,234,213 14,181
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $19,567 (1)(2)(3) 1,106,212 6,465
Eikon Therapeutics, Series B-1, Acquisition Date: 12/3/21 -
2/14/25, Cost $6,561 (1)(2)(3) 1,122,551 6,561
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,897 (1)(2)(3) 227,803 1,331
Eikon Therapeutics, Series C-1, Acquisition Date: 5/18/23 -
2/14/25, Cost $1,275 (1)(2)(3) 218,199 1,275
Eikon Therapeutics, Series D, Acquisition Date: 2/14/25,
Cost $7,836 (1)(2)(3) 1,340,753 7,836
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,007 (1)(2)(3) 1,176,193 6,008
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (1)(2)(3) 753,779 3,850
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)
(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)
(3) 861,590 15,759
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 826,411 4,281
Tessera Therapeutics, Series D, Acquisition Date: 3/7/25,
Cost $2,426 (1)(2)(3) 468,247 2,426
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $22,682 (1)(2)(3) 2,897,679 21,115
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $17,466 (1)(2)(3) 2,028,504 14,782
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $3,489 (1)(2)(3) 405,178 2,953
130,973
Health Care Equipment & Supplies  0.2%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,865 (1)(2)(3) 9,149,620 7,495
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3) 18,452,429 15,268
22,763
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)
(2)(3) 617,862 797

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 5,609
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $12,813 (1)(2)(3) 600,689 8,097
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,422 (1)(2)(3) 44,229 1,814
16,317
Life Sciences Tools & Services  0.3%
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $18,372 (1)(2)(3) 1,751,541 5,255
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 29,208
34,463
Total Health Care 204,516
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 468,377 103
103
Air Freight & Logistics  0.1%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)
(2)(3) 1,453,824 7,618
Flexe, Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 2,356
9,974
Professional Services  0.4%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)
(2)(3)(4) 5,552,310 34,091
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)
(3)(4) 4,517,982 27,741
61,832
Total Industrials & Business Services 71,909
INFORMATION TECHNOLOGY  2.0%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,004 (1)(2)(3)(4) 891,864 1,302
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)
(2)(3)(4) 288,891 422
1,724
Software  2.0%
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $8,356 (1)(2)(3) 583,695 87,554

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)
(3) 464,700 11,850
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)
(2)(3) 867,510 22,122
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)
(3) 2,755,737 70,271
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)
(3) 2,196,921 56,021
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 3,604,617 12,400
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)
(2)(3) 6,430,431 34,274
294,492
Total Information Technology 296,216
Total Convertible Preferred Stocks (Cost $629,765) 630,468
PREFERRED STOCKS  0.2%
HEALTH CARE  0.2%
Life Sciences Tools & Services  0.2%
Sartorius (EUR)  155,420 36,334
Total Health Care 36,334
Total Preferred Stocks (Cost $14,101) 36,334
SHORT-TERM INVESTMENTS  1.4%
Money Market Funds  1.4%
T. Rowe Price Government Reserve Fund, 4.16% (4)(6) 203,014,849 203,015
Total Short-Term Investments (Cost $203,015) 203,015
Total Investments in Securities  99.9%
(Cost $11,372,286) $ 14,444,151
Other Assets Less Liabilities 0.1% 11,604
Net Assets 100.0% $ 14,455,755
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.

T. ROWE PRICE New Horizons Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $796,133 and represents 5.5% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
BILL Holdings  $ (360,566) $ 91,375 $ —
Checkr  — — —
Checkr, Series C  — — —
Checkr, Series D  — — —
Dayforce  126 (67,260) —
Esab  53,401 (73,482) 517
Evolve Vacation Rental Network, Series 4  — (4,432) —
Evolve Vacation Rental Network, Series 5  — (10,659) —
Evolve Vacation Rental Network, Series 6  — (13,689) —
Evolve Vacation Rental Network, Series 7  — (2,676) —
Evolve Vacation Rental Network, Series 8  — (12,950) —
Evolve Vacation Rental Network, Series 9  — (4,603) —
Haul Hub, Series B  — (2,686) —
Haul Hub, Series C  — (869) —
Kardium, Series D-5  — (282) —
Kardium, Series D-6  — (417) —
Monte Rosa Therapeutics  (23,308) 20,392 —
Replimune Group  (64,528) 31,495 —
SiteOne Landscape Supply  6,953 (6,523) —
T. Rowe Price Government Reserve Fund,
4.16% — — 9,667
Affiliates not held at period end (64,055) 92,895 —
Totals $ (451,977)# $ 35,629 $ 10,184+

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
BILL Holdings  $ 529,627 $ 25,956 $ 577,915 $ *
Checkr  16,293 — — 16,293
Checkr, Series C  34,091 — — 34,091
Checkr, Series D  27,741 — — 27,741
Dayforce  664,105 73,388 234,820 *
Esab  365,356 8,353 158,484 *
Evolve Vacation Rental
Network, Series 4  7,061 — — 2,629
Evolve Vacation Rental
Network, Series 5  16,981 — — 6,322
Evolve Vacation Rental
Network, Series 6  21,810 — — 8,121
Evolve Vacation Rental
Network, Series 7  4,263 — — 1,587
Evolve Vacation Rental
Network, Series 8  20,632 — — 7,682
Evolve Vacation Rental
Network, Series 9  7,333 — — 2,730
Generation Bio  5,657 — 56,348 —
Haul Hub, Series B  3,987 1 — 1,302
Haul Hub, Series C  1,291 — — 422
IGM Biosciences  10,855 — 53,059 —
Kardium, Series D-5  7,777 — — *
Kardium, Series D-6  15,685 — — *
Monte Rosa Therapeutics  23,619 — 31,360 *
Replimune Group  57,283 — 78,678 *
SiteOne Landscape Supply  * 52,627 209,956 *
T. Rowe Price Government
Reserve Fund, 4.16% 859,519  ¤  ¤ 203,015
Total $ 311,935^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $10,184 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $349,577.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Horizons Fund,
Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Horizons Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Horizons Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $(158,245,000) for the period ended September 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,196,114 $ 298,744 $ 79,476 $ 13,574,334
Convertible Preferred Stocks — — 630,468 630,468
Preferred Stocks — 36,334 — 36,334
Short-Term Investments 203,015 — — 203,015
Total $ 13,399,129 $ 335,078 $ 709,944 $ 14,444,151
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 109,461 $ 5,815 $ 15,409 $ (51,209) $ 79,476
Convertible Preferred Stocks 866,880 (49,924) 54,805 (241,293) 630,468
Total $ 976,341 $ (44,109) $ 70,214 $ (292,502) $ 709,944

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$79,476 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Probability
for potential
outcome
25%
- 40%
33% Increase
Enterprise
value to sales
multiple
1.5x
- 5.3x
4.1x Increase
Sales growth
rate
5% 5% Increase
Enterprise
value to gross
profit multiple
2.5x
- 7.2x
7.0x Increase
Enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$630,468 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Private
company
valuation
—# —# —#
Third-party
valuation
—# —# —#
Probability
for potential
outcome
10%
- 55%
33% Increase
Enterprise
value to sales
multiple
0.5x
- 11.4x
5.3x Increase
Sales growth
rate
5%
- 28%
20% Increase
Enterprise
value to gross
profit multiple
0.7x
- 13.2x
6.1x Increase
Gross profit
growth rate
18%
- 44%
30% Increase
Enterprise
value to
EBITDA
multiple
12.0x
- 12.4x
12.0x Increase
Cost of capital 30% 30% Decrease
Rate of return 0% - 7% 3% Decrease
Discount to
public company
multiples
43%
- 52%
48% Decrease
Discount
for lack of
recoverability
100% 100% Decrease

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F42-054Q3 09/25
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease